CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class B Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2020	$ 625		$ (21,485,011)	$ (21,484,386)
Balance at the beginning (in shares) at Dec. 31, 2020	6,250,000
Increase (Decrease) in Stockholders' Equity
Accretion of shares of Class A common stock to redemption amount				2,093,167
Net (loss) income			4,767,283	4,767,283
Balance at the ending at Dec. 31, 2021	$ 625		(16,717,728)	(16,717,103)
Balance at the ending (in shares) at Dec. 31, 2021	6,250,000
Increase (Decrease) in Stockholders' Equity
Net (loss) income			2,836,725	2,836,725
Balance at the ending at Mar. 31, 2022	$ 625		(13,881,003)	(13,880,378)
Balance at the ending (in shares) at Mar. 31, 2022	6,250,000
Balance at the beginning at Dec. 31, 2021	$ 625		(16,717,728)	(16,717,103)
Balance at the beginning (in shares) at Dec. 31, 2021	6,250,000
Increase (Decrease) in Stockholders' Equity
Investment pursuant to business combination agreement		$ 82,741		82,741
Accretion of shares of Class A common stock to redemption amount		(82,741)	(2,088,562)	(2,171,303)
Net (loss) income			5,539,079	5,539,079
Balance at the ending at Dec. 31, 2022	$ 625		(13,267,211)	(13,266,586)
Balance at the ending (in shares) at Dec. 31, 2022	6,250,000
Increase (Decrease) in Stockholders' Equity
Investment pursuant to business combination agreement		199,633		199,633
Capital Contribution by Sponsor		25,000		25,000
Accretion of shares of Class A common stock to redemption amount		$ (224,633)	(139,693)	(364,326)
Net (loss) income			(448,097)	(448,097)
Balance at the ending at Mar. 31, 2023	$ 625		$ (13,855,001)	$ (13,854,376)
Balance at the ending (in shares) at Mar. 31, 2023	6,250,000